Assets and Liabilities Held-For-Sale and Dispositions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of Balance Sheet and Profit and Loss Information for Discontinued Operations
The following table summarizes the major categories of assets and liabilities at the dates indicated:

$ in millions	September 30, 2019	December 31, 2018
Accounts receivable, net	$6.8	$4.0
Taxes applicable to subsequent years	0.6	2.3
Prepayments and other current assets	0.9	2.4
Intangible assets, net of amortization	0.2	5.3
Total assets of the disposal group classified as assets of discontinued operations and held-for-sale businesses in the balance sheets	$8.5	$14.0

Accounts payable	$4.3	$3.9
Accrued taxes	2.4	3.1
Accrued and other current liabilities	3.2	5.2
Deferred income taxes (a)	(33.2)	(39.8)
Taxes payable	—	2.3
Accrued pension and other post-retirement benefits	—	9.7
Asset retirement obligations	70.4	90.4
Other non-current liabilities	15.2	6.6
Total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets	$62.3	$81.4

(a)	Deferred income taxes represent the tax asset position of the discontinued group of components, which were netted with liabilities on DPL prior to classification as discontinued operations.

The following table summarizes the revenues, operating costs, other expenses and income tax of discontinued operations for the periods indicated:

	Three months ended		Nine months ended
	September 30,		September 30,
$ in millions	2019	2018	2019	2018
Revenues	$10.1	$15.6	$41.0	$141.8
Operating costs and other expenses	(10.5)	(10.6)	(8.2)	(105.1)
Income from discontinued operations	(0.4)	5.0	32.8	36.7
Gain / (loss) from disposal of discontinued operations	—	0.3	0.1	(1.6)
Income tax expense from discontinued operations	0.1	1.0	7.1	5.9
Net income from discontinued operations	$(0.5)	$4.3	$25.8	$29.2

The following table summarizes the major categories of assets and liabilities at the dates indicated:

$ in millions	December 31, 2018	December 31, 2017
Restricted cash	$—	$1.5
Accounts receivable, net	4.0	37.9
Inventories	—	19.4
Taxes applicable to subsequent years	2.3	7.4
Other prepayments and current assets	2.4	17.4
Property, plant & equipment, net	—	232.2
Intangible assets, net	5.3	5.5
Other deferred assets	—	0.6
Total assets of the disposal group classified as assets of discontinued operations and held-for-sale businesses in the balance sheets	$14.0	$321.9

Accounts payable	$3.9	$25.1
Accrued taxes	3.1	6.3
Other current liabilities	5.2	30.0
Long-term debt (a)	—	0.3
Deferred taxes (b)	(39.8)	(2.3)
Taxes payable	2.3	7.4
Pension, retiree and other benefits	9.7	10.6
Asset retirement obligations	90.4	116.6
Other deferred credits	6.6	5.9
Total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets	$81.4	$199.9

(a)	Long-term debt relates to capital leases.

(b)	Deferred taxes represent the tax asset position of the discontinued group of components, which were netted with liabilities on DPL prior to classification as discontinued operations.

The following table summarizes the revenues, cost of revenues, operating and other expenses and income tax of discontinued operations for the periods indicated:

	Years ended December 31,
$ in millions	2018	2017	2016
Revenues	$158.6	$492.9	$593.0
Cost of revenues	(74.3)	(249.5)	(349.6)
Operating and other expenses	(13.8)	(195.0)	(214.6)
Fixed-asset impairment	—	(175.8)	(835.2)
Income / (loss) from discontinued operations	70.5	(127.4)	(806.4)
Gain / (loss) from disposal of discontinued operations	(1.6)	14.0	49.2
Income tax expense / (benefit) from discontinued operations	30.0	(20.3)	(257.2)
Net income / (loss) from discontinued operations	$38.9	$(93.1)	$(500.0)